Leased Properties - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 29, 2012
LEASED PROPERTIES
Present value of minimum lease payments	$ 276
Net proceeds	83	$ 42	$ 81
Implicit interest rate				7.12%
Office Space Cincinnati OH [Member]
LEASED PROPERTIES
Deferred rent	316	342
Accrued Liabilities [Member]
LEASED PROPERTIES
Net proceeds	671
Minimum [Member]
LEASED PROPERTIES
Capital lease term				20 years
Capital Lease
LEASED PROPERTIES
Present value of minimum lease payments	$ 276	$ 861
Capital Lease | Minimum [Member]
LEASED PROPERTIES
Capital lease term	1 year
Capital Lease | Maximum [Member]
LEASED PROPERTIES
Capital lease term	6 years